Trade receivables	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade Receivables [Abstract]
Trade receivables

20. Trade receivables

	2023	2022
Trade receivables	114,171	104,685
Less: allowance for expected credit losses	(1,220)	(3,730)
Trade receivables—net	112,951	100,955

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	2023	2022
EUR	31,523	26,692
USD	27,828	23,192
GBP	20,909	22,004
CNY	19,445	17,372
SEK	5,939	3,377
SGD	1,934	1,525
HKD	1,074	3,667
Other	4,299	3,126
Total	112,951	100,955

For more information on aging schedule and the allowance for expected credit losses, please see Note 3.1.2 Credit risk.

The maximum exposure to credit risk on the date of the statement of financial position is the carrying amounts according to the above.